Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 25, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549

Attn: Mark Cowan

Re: FT 9961 (the "Trust")

Dear Mr. Cowan:

Included herewith please find a copy of the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on January 25, 2022. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. We are requesting review of the Registration Statement because the staff of the Commission has requested that the first series of a strategy be reviewed and because the Trust will invest in securities that include shares of exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). The Registration Statement has been prepared in substantial conformity with materials submitted on behalf of prior series sponsored by the Sponsor as well as materials submitted on behalf of several other unit investment trusts.

Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

We are advised that the Sponsor proposes to deposit securities and to activate FT 9961 on March 8, 2022, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the new strategy by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on March 8, 2022.

Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

EFF/amh

Enclosures